Transactions with related parties, detail 2 (Details) - Diana Shipping Inc [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
January 1, 2016 to December 31, 2016	$ 5,000
January 1, 2017 to December 31, 2017	5,000
January 1, 2018 to December 31, 2018	5,000
January 1, 2019 to December 31, 2019	5,000
January 1, 2020 to December 31, 2020	5,000
January 1, 2021 and thereafter	23,750
Total	$ 48,750